Reconciliation of Financial Statements to Form 5500 - Summary of reconciliation of the decrease in net assets (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 33,345,963
Net change in deemed distributions for defaulted loans	(5,221)
Net gain per the Form 5500	$ 33,340,742